Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficit) Equity - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 03, 2025
Balance (in Shares) at Jun. 03, 2025
Class B Ordinary Shares issued to Sponsor	[1],[2]		$ 13,800,000		1,380		0
Class B Ordinary Shares issued to Sponsor (in Shares)	[1],[2]		0
Net income (loss)						0	(22,045)
Balance at Jun. 30, 2025			$ 13,800,000		1,380	23,620	(22,045)
Balance (in Shares) at Jun. 30, 2025			0
Balance at Jun. 03, 2025
Balance (in Shares) at Jun. 03, 2025
Class B Ordinary Shares issued to Sponsor			$ 1,380		23,619		24,999
Class B Ordinary Shares issued to Sponsor (in Shares)	[3],[4]		13,800,000
Sale of Private Placement Units		$ 50			4,999,950		5,000,000
Sale of Private Placement Units (in Shares)		500,000
Fair value of Public Warrants at issuance					2,028,600		2,028,600
Allocated value of transaction costs to Class A Ordinary Shares					(103,589)		(103,589)
Accretion of Class A Ordinary Shares subject to possible redemption to redemption amount					(6,948,580)	(14,594,663)	(21,543,243)
Net income (loss)						382,098	382,098
Balance at Dec. 31, 2025		$ 50	$ 1,380			(14,212,565)	(14,211,135)
Balance (in Shares) at Dec. 31, 2025		500,000	13,800,000	[3],[4]
Accretion of Class A Ordinary Shares subject to possible redemption to redemption amount						(3,094,829)	(3,094,829)
Net income (loss)						3,171,373	3,171,373
Balance at Mar. 31, 2026		$ 50	$ 1,380			(14,136,021)	(14,134,591)
Balance (in Shares) at Mar. 31, 2026		500,000	13,800,000
Balance at Dec. 31, 2025		$ 50	$ 1,380			(14,212,565)	(14,211,135)
Balance (in Shares) at Dec. 31, 2025		500,000	13,800,000	[3],[4]
Net income (loss)							(131,509,371)
Balance at Jun. 30, 2026		$ 50	$ 1,380			(152,601,767)	(152,600,337)
Balance (in Shares) at Jun. 30, 2026		500,000	13,800,000
Balance at Mar. 31, 2026		$ 50	$ 1,380			(14,136,021)	(14,134,591)
Balance (in Shares) at Mar. 31, 2026		500,000	13,800,000
Accretion of Class A Ordinary Shares subject to possible redemption to redemption amount						(3,785,002)	(3,785,002)
Net income (loss)						(134,680,744)	(134,680,744)
Balance at Jun. 30, 2026		$ 50	$ 1,380			$ (152,601,767)	$ (152,600,337)
Balance (in Shares) at Jun. 30, 2026		500,000	13,800,000

[1]	In November 2025 and December 2025, the Company issued 25,175,000 Class B Ordinary Shares to the Sponsor by way of a share capitalization, resulting in the total number of outstanding Class B Ordinary Shares increasing to 13,800,000. All share and per share data has been retrospectively presented.
[2]	Includes up to 1,800,000 Class B Ordinary Shares subject to forfeiture if the Over-Allotment Option was not exercised in full or in part by the Underwriter (see Note 7).
[3]	Excluded an aggregate of up to 1,800,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering, as such, the 1,800,000 Founder Shares are no longer subject to forfeiture (see Note 5).
[4]	On June 4, 2025, the Company issued 8,625,000 Founder Shares to the Sponsor. In November 2025 and December 2025, the Company issued an additional 2,875,000 and 2,300,000 Founder Shares, respectively, to the Sponsor, resulting in a total of 13,800,000 Founder Shares (see Note 5).